Note 16 - Stock Based Compensation (Details) - Stock Option Activity (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	May 30, 2014
Stock Option Activity [Abstract]
Options	532,926	554,738
Weighted average exercise price per share	$ 11,030	$ 11,140
Weighted average contractual life	3 years 146 days
Intrinsic value	$ 66,130
Exercised	(12,628)
Exercised	$ 11,950
Forfeited / Expired	(9,184)
Forfeited / Expired	$ 16,430
Exercisable Options at December 31, 2014	384,892
Exercisable Options at December 31, 2014	$ 8,240
Exercisable Options at December 31, 2014	1 year 292 days
Exercisable Options at December 31, 2014	$ 66,130